Financial Instruments - Financial assets, by class (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Carrying amount	€ 205,548	€ 353,260
AC
Financial instruments
Carrying amount	205,548	253,341
AC | Cash and cash equivalents
Financial instruments
Carrying amount	179,581	129,856
AC | Fixed term deposit
Financial instruments
Carrying amount	19,987	119,664
AC | Non-current security deposits
Financial instruments
Carrying amount	3,386	3,779
Fair value	3,265	3,787
AC | Security deposits
Financial instruments
Carrying amount	€ 2,594	42
FVTPL
Financial instruments
Carrying amount		99,919
FVTPL | Money Market Funds
Financial instruments
Carrying amount		99,919
Fair value		€ 99,919